Gain on Insurance Settlement - Additional Information (Detail) (New Zealand, USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 25, 2011 Hotel	Feb. 22, 2011 Loss from Catastrophes Hotel	Dec. 31, 2011 Loss from Catastrophes	Jun. 13, 2011 Loss from Catastrophes Hotel Novotel Christchurch Cathedral Square and Hotel ibis Christchurch	Feb. 22, 2011 Loss from Catastrophes Hotel Novotel Christchurch Cathedral Square and Hotel ibis Christchurch
Number of hotels acquired	7
Number of hotels		2
Estimate of maximum insurance deductible amount for property loss		$ 3
Description of loss due to earthquake		On February 22, 2011, Christchurch, New Zealand experienced an earthquake that resulted in substantial damage to two of the hotels we purchased as part of the seven hotel New Zealand portfolio in the first quarter of 2011. These hotels included the Hotel Novotel Christchurch Cathedral Square and the Hotel ibis Christchurch.		The city also experienced a second significant earthquake on June 13, 2011 and further aftershocks in December of 2011. While evaluations of the properties are ongoing, we do not believe the effects of these earthquakes and aftershocks were significant and have not accrued any additional losses.	The properties are expected to remain closed until at least the third quarter of 2012
Property damage incurred			22
Gain on business interruption insurance proceeds			2
Property insurance proceeds			8
Insurance receivable			$ 13